STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended							3 Months Ended		7 Months Ended	12 Months Ended
	Jan. 15, 2025	Aug. 15, 2024	Feb. 28, 2025	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Aug. 06, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 05, 2024
Class of Stock [Line Items]
Common stock, shares authorized										100,000,000			100,000,000
Common stock par value										$ 0.0001			$ 0.0001
Accrued cash dividends												$ 122,954
Stock issued for settlement of debt, shares													154,000
Stock issued for settlement of debt, value													$ 83,000
Share based compensation expense										$ 230	$ 234
Amortization of prepaid asset										641,793	$ 65,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum				3.42%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum				4.54%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum				216.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum				220.00%
Accrued liabilities				$ 18,000
Conversion price				$ 0.50
Debt and original issue discount										$ 30,000
Stock repurchased, shares													17
Minimum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				2 years 9 months
Maximum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				3 years
Business Development Agreement [Member]
Class of Stock [Line Items]
Stock issued for services, shares		25,000
Stock issued for services, value		$ 12,500
Amortization of prepaid asset		$ 12,500
Merchant Agreements [Member]
Class of Stock [Line Items]
Stock issued for services, shares										1,498			46,010
Stock issued for services, value										$ 5,030			$ 41,015
Consulting Services Agreement [Member]
Class of Stock [Line Items]
Warrant exercise price															$ 4.00
Monthly consulting fee	$ 12,500
Stock issued for compensation, shares	400,000
Stock issued for compensation, value	$ 1,096,000
Share based compensation expense										$ 228,000
Business Consulting Services [Member]
Class of Stock [Line Items]
Warrants issued, shares						100,000
Upfront payment						$ 25,000
Monthly fee						5,000
Warrants issuance						$ 171,800
Issuance common stock warrant services, description										In September 2024, the Company amended the consulting agreement to increase the monthly cash compensation to $10,000 and to issue additional warrants to purchase a total of 150,000 shares of common stock exercisable over a three-year period. The 150,000 warrant shares consist of 100,000 warrant shares exercisable at $0.50 per share and 50,000 warrant shares exercisable at $1.00 per share through September 10, 2027.
Amortization of prepaid asset				$ 446,200
Settlement Of Vendor Liabilities [Member]
Class of Stock [Line Items]
Stock issued new, shares							18,000	100,000
Stock issued new, value							$ 12,000	$ 53,000
Issuance Of Common Stock In Exchange For Equity Investment [Member]
Class of Stock [Line Items]
Market value of common stock			$ 3.93
Unrelated Party [Member] | One Year Consulting Contract [Member]
Class of Stock [Line Items]
Signing bonus									$ 25,000
Stock issued for services, shares									100,000
Stock issued for services, value									$ 14,000
Warrants issued, shares									200,000
Warrant exercise price													$ 0.20
Warrants issued, value									$ 25,000
Prepaid asset													$ 64,000
Amortization of prepaid asset										$ 16,000
Accredited Investors [Member] | Stock Subscription Agreements [Member]
Class of Stock [Line Items]
Proceeds from issuance of equity										$ 569,500			$ 4,026,950
Stock issued new, shares										325,428			5,908,734
Accredited Investors [Member] | Future Equity Funding [Member] | Stock Subscription Agreements [Member]
Class of Stock [Line Items]
Stock issued new, shares										107,143
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized										5,000,000
Preferred stock, par value										$ 0.0001
Series AA Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized										1,500,000
Preferred stock outstanding										0
Conversion rights of preferred stock										Series AA – one share convertible into 3.33 shares of common stock
Series AAA Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized										1,250,000
Preferred stock outstanding										31,413
Conversion rights of preferred stock										Series AAA – one share convertible into 0.0167 shares of common stock
Series AAAA Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized										1,250
Preferred stock outstanding										0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized										1,500
Preferred stock outstanding										0
Conversion rights of preferred stock										Series C – one share convertible into 6,667 shares of common stock
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized										2
Preferred stock outstanding										0
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized										70,000			70,000
Preferred stock, par value										$ 0.0001			$ 0.0001
Preferred stock outstanding										61,688			61,688
Conversion rights of preferred stock										Series E – one share convertible into 0.0167 shares of common stock (calculated by taking one share at a rate of its Stated Value, as defined, divided by $0.08, convertible commencing January 31, 2020, and further adjusted by dividing the result by 6,000 representing the aggregate amount of two reverse stock splits)
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized										1
Preferred stock outstanding										0
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized										300,789
Preferred stock outstanding										0
Proceeds from issuance of equity														$ 1,503,495
Stock issued new, shares														300,789
Stock converted, shares converted														300,789
Conversion rights of preferred stock										Series G – one share convertible into shares of common stock at a rate of its Stated Value divided by $0.50 (Series G Conversion Ratio)
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized										770,000			770,000
Preferred stock, par value										$ 0.0001			$ 0.0001
Preferred stock outstanding					768,473					0			0
Stock converted, shares converted					7,684,730
Stock converted, shares issued					158,840							158,840		751,730
Conversion rights of preferred stock										Series H – one share was convertible into shares of common stock at a rate of its Stated Value ($2.00 at August 7, 2024, date of mandatory conversion discussed below) divided by $0.20 (Series H Conversion Ratio)
Accrued cash dividends					$ 122,954
Series H Preferred Stock [Member] | Law Firm [Member]
Class of Stock [Line Items]
Conversion of accounts payable														$ 33,000
Conversion of accounts payable, shares issued														16,500
Common Stock [Member]
Class of Stock [Line Items]
Stock converted, shares converted										17,143
Common Stock [Member] | Cashless Exercise Of Warrants [Member]
Class of Stock [Line Items]
Stock converted, shares issued										276,941
Warrants [Member] | Cashless Exercise Of Warrants [Member]
Class of Stock [Line Items]
Stock converted, shares converted										300,000
Restricted Common Stock [Member] | Context Networks [Member]
Class of Stock [Line Items]
Stock issued for acquisition, shares			127,230
Context Restricted Common Stock [Member] | Context Networks [Member]
Class of Stock [Line Items]
Investment shares received			274,725